SUBSEQUENT EVENTS (FY) (Details)	Jan. 27, 2021 Claim	Jan. 13, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Feb. 18, 2021 USD ($)	Dec. 31, 2020 $ / shares	Jun. 10, 2019 USD ($)
Sponsor [Member] | Promissory Note [Member]
Subsequent Event [Abstract]
Unsecured convertible promissory note						$ 237,470
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Subsequent Event [Abstract]
Unsecured convertible promissory note				$ 750,000
Class A Ordinary Shares [Member]
Subsequent Event [Abstract]
Share price (in dollars per share) | $ / shares			$ 18.00		$ 18.00
Subsequent Event [Member] | Pending Litigation [Member]
Subsequent Event [Abstract]
Number of actions filed | Claim	2
Subsequent Event [Member] | Pending Litigation [Member] | Brait v. Silver Spike Acquisition Corp. [Member]
Subsequent Event [Abstract]
Number of actions filed | Claim	1
Subsequent Event [Member] | Pending Litigation [Member] | Stout v. Silver Spike Acquisition Corp. [Member]
Subsequent Event [Abstract]
Number of actions filed | Claim	1
Subsequent Event [Member] | Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Subsequent Event [Abstract]
Unsecured convertible promissory note				$ 750,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Abstract]
Number of shares redeemed (in shares) | shares		1,425
Value of shares redeemed		$ 14,489
Share price (in dollars per share) | $ / shares		$ 10.17